Fair Value Measurement - Schedule of Summarizes the Activity for the Company’s Level 3 Instruments Measured at Fair Value on a Recurring Basis (Details) - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 30, 2024	Sep. 30, 2024
Schedule of Summarizes the Activity for the Company’s Level 3 Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Balance Beginning	$ 290,765		$ 488,641	$ 488,641
Issuances
Change in fair value	(40,649)	$ (13,006)	(118,615)
Forfeiture of earnout shares	69,280
Reclassification of stock price based earnout shares	180,836
Balance Ending		290,765	$ 370,026
Release of earnout shares		$ (66,255)